RELATED PARTY TRANSACTIONS - Leases and Lease Guarantees (Details) - IBM $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) lease
Related Party Transaction [Line Items]
Number of leases agreements with third parties | lease	71
Lease liability guaranteed by IBM | $	$ 181